Long-term debt (Details) - Schedule of Long-term debt (Parentheticals) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)
Atlantic Canada Opportunities Agency [Member]
Debt Instrument [Line Items]
Repayment borrowings term	Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000.
Repayment start date	December 1, 2008
Proceeds from borrowings net	$ 2,927	$ 2,927
Atlantic Canada Opportunities Agency [Member] | Top Of Range [Member]
Debt Instrument [Line Items]
Interest-free loan contribution (in Dollars)			$ 3,786
ACOA Atlantic Innovation Fund [Member]
Debt Instrument [Line Items]
Repayment borrowings term	Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000.
Repayment start date	December 1, 2011
Proceeds from borrowings net	$ 2,341	2,341
ACOA Atlantic Innovation Fund [Member] | Top Of Range [Member]
Debt Instrument [Line Items]
Interest-free loan contribution (in Dollars)			3,000
ACOA Business Development Program [Member]
Debt Instrument [Line Items]
Repayment borrowings term	repayable in monthly payments commencing October 2015 of CAD$3 until October 2017 and CAD$6 until June 2023.
Repayment start date	October 2015
Proceeds from borrowings net	$ 24	78
ACOA Business Development Program [Member] | Top Of Range [Member]
Debt Instrument [Line Items]
Interest-free loan contribution (in Dollars)			395
ACOA Atlantic Innovation Fund One [Member]
Debt Instrument [Line Items]
Repayment borrowings term	annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 years and 10%, thereafter.
Repayment start date	September 1, 2014
Proceeds from borrowings net	$ 2,303	2,303
ACOA Atlantic Innovation Fund One [Member] | Top Of Range [Member]
Debt Instrument [Line Items]
Interest-free loan contribution (in Dollars)			2,944
TNC 120-140 Eileen Stubbs Ltd [Member]
Debt Instrument [Line Items]
Repayment borrowings term	repayable in monthly payments of $4 beginning February 1, 2019 until May 1, 2028.
Proceeds from borrowings net	$ 148	179
TNC 120-140 Eileen Stubbs Ltd [Member] | Top Of Range [Member]
Debt Instrument [Line Items]
Interest-free loan contribution (in Dollars)			300
ACOA Regional Economic Growth through Innovation [Member]
Debt Instrument [Line Items]
Repayment borrowings term	Annual repayments, commencing September 1, 2022, are calculated as a percentage of gross revenue from DPX-COVID-19 product(s) for the preceding fiscal year, at 5% when gross revenues are less than CAD$5,000 and 10% when gross revenues are greater than CAD$5,000.
Proceeds from borrowings net		704
ACOA Regional Economic Growth through Innovation [Member] | Top Of Range [Member]
Debt Instrument [Line Items]
Interest-free loan contribution (in Dollars)			$ 1,000
Venture Loan [Member]
Debt Instrument [Line Items]
Proceeds from borrowings net	$ 25,000	$ 15,000
Interest rate			13.06%